Interests in Structured Entities - Schedule of Interests and Maximum Exposure to Loss From Significant Unconsolidated Financing Structured Entities (Detail) - Unconsolidated structured entities [Member] - Financing SEs [Member] - CAD
CAD in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	CAD 1,835	CAD 1,876
Manulife Finance (Delaware), L.P.[Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	835	876
Manulife Financial Capital Trust II [Member]
Disclosure of unconsolidated structured entities [Line Items]
Company's interests	CAD 1,000	CAD 1,000